DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
	Distributable net profit
	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Net profit (loss) attributable to parent company	(358,560)	704,480	1,030,812
Adjustments:
Sale of lands	-	-	(167,802)
Biological assets
Unrealized gains (losses)	(264,477)	(12,933)	(79,452)
Realized gains (losses)	394,179	327,268	249,441
Deferred income taxes	(37,394)	(91,629)	(42,970)
Total adjustments	92,308	222,706	127,019
Distributable net profit (loss)	(266,252)	927,186	990,029

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	(358,560)	704,480	1,030,812
Weighted average of number of shares	120,474,350	120,474,350	119,414,435
Basic and diluted earnings per share (in U.S.$ per share)	(2.9762352)	5.8475518	8.6322